Accounts Receivable - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Loss Allowance For Doubtful Accounts1	$ 2,500	$ 0
Allowance for credit losses	$ 2,500	$ 0	$ 0